UNITED STATES
SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment(Check only one.):[ ] is a restatement.
				[ ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:	Edinburgh Partners Limited
Address:	12 Charlotte Square
		Edinburgh
		Scotland
		EH2 4DJ
13F File Number:	N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 			Tracey Hanrahan
Title:			Compliance Associate
Phone:			0044-131-270-8245
Signature,		Place			and Date of Signing
Tracey Hanrahan		Edinburgh 		July 7, 2011
Report Type (Check only one.):
			[X] 13F HOLDINGS REPORT.
			[ ] 13F NOTICE.
			[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report
Summary:
 Number of Other Included Manager:		0
 FORM 13F Information Table Entry Total:	13
 FORM 13F Information Table Value Total:	$2,535,044

List of Other Included Managers:  NONE


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Form 13F Information Table

NAME OF ISSUER              TITLE OF CLASS CUSIP          VALUE (x$1SHRS/ PRN ASH/PPUT/CInvestment Sole       Shared None
APPLIED MATERIALS INC AMAT	COM	   38222105	197,724	15,197,810	SH  N/A	SOLE	   15,197,810	0	0
BANK OF AMERICA CORP BAC	COM	   60505104	241,010	21,989,920	SH  N/A	SOLE	   21,989,920	0	0
CISCO SYSTEMS INC CSCO		COM	   17275R102	307,238	19,682,151	SH  N/A	SOLE	   19,682,151	0	0
DR HORTON INC DHI		COM	   23331A109	261,802	22,725,896	SH  N/A	SOLE	   22,725,896	0	0
EASTMAN KODAK CO EK		COM	   277461109	90	25,060		SH  N/A	SOLE	   25,060	0	0
GENERAL DYNAMICS CORP GD	COM	   369550108	122,804	1,647,940	SH  N/A	SOLE	   1,647,940	0	0
HOVNANIAN ENTERPRISES-A HOV	COM	   442487203	130	53,760		SH  N/A	SOLE	   53,760	0	0
INTEL CORP INTC			COM	   458140100	304,734	13,751,549	SH  N/A	SOLE	   13,751,549	0	0
MICROSOFT CORP MSFT		COM	   594918104	43,498	1,672,998	SH  N/A	SOLE	   1,672,998	0	0
PETROLEO BRASILEIRO	Sponsored ADR	   71654V101	345,516	11,261,939	SH  N/A	SOLE	   11,261,939	0	0
SK TELECOM CO LTD	Sponsored ADR	   78440P108	228,721	12,231,079	SH  N/A	SOLE	   12,231,079	0	0
SYMANTEC CORP SYMC		COM	   871503108	206,336	10,463,278	SH  N/A	SOLE	   10,463,278	0	0
ZIMMER HOLDINGS INC ZMH		COM	   98956P102	275,441	4,358,250	SH  N/A	SOLE	   4,358,250	0	0


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